SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD ADVISERS FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a change in the name of The Hartford Advisers Fund (the “Fund”).  Accordingly, as of April 30, 2012, the name of the Fund will be changed to “The Hartford Balanced Fund.”  In addition, as of the same date Karen H. Grimes will become a portfolio manager for the Fund and Steven T. Irons will no longer serve as a portfolio manager for the Fund.

Effective April 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             On the front cover, the Fund’s name is changed to The Hartford Balanced Fund and conforming changes are made throughout.

2.             Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the reference to Mr. Irons is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Karen H. Grimes, CFA	Senior Vice President and Equity Portfolio Manager	2007

3.             Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the reference to Mr. Irons is deleted in its entirety and replaced with the following:

Karen H. Grimes,  CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the equity portion of the Fund since 2012 and has been involved in securities analysis for the Fund since 2007.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD BALANCED ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Balanced Allocation Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the third sentence in the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the third sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 55% of assets in equity funds and approximately 45% of assets in fixed income funds, although these percentages may vary from time to time.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Richard P. Meagher, CFA	Vice President, Asset Allocation Strategist and Portfolio Manager	2012
Wendy M. Cromwell, CFA	Senior Vice President, Director of Strategic Asset Allocation, Asset Allocation Strategies Group, and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Richard P. Meagher, CFA, Vice President, Asset Allocation Strategist and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Meagher joined Wellington Management in 1996 and has been an investment professional since 2002.

Wendy M. Cromwell, CFA, Senior Vice President, Director of Strategic Asset Allocation, Asset Allocation Strategies Group, and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Ms. Cromwell joined Wellington Management in 1996 and has been an investment professional since 1999.

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the last sentence of the last paragraph is deleted and replaced with the following:

A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Conservative Allocation Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the fourth sentence in the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the fourth sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 30% of assets in equity funds and approximately 70% of assets in fixed income funds, although these percentages may vary from time to time.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Richard P. Meagher, CFA	Vice President, Asset Allocation Strategist and Portfolio Manager	2012
Wendy M. Cromwell, CFA	Senior Vice President, Director of Strategic Asset Allocation, Asset Allocation Strategies Group, and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Richard P. Meagher, CFA, Vice President, Asset Allocation Strategist and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Meagher joined Wellington Management in 1996 and has been an investment professional since 2002.

Wendy M. Cromwell, CFA, Senior Vice President, Director of Strategic Asset Allocation, Asset Allocation Strategies Group, and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Ms. Cromwell joined Wellington Management in 1996 and has been an investment professional since 1999.

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets. A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the

Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD FLOATING RATE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Floating Rate Fund (the “Fund”).  Accordingly, as of April 23, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.  The Fund’s current portfolio managers will become employees of Wellington Management and will continue in their current roles as portfolio managers of the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of April 23, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

3.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Michael Bacevich	Vice President and Fixed Income Portfolio Manager	2005

Frank Ossino	Vice President and Fixed Income Portfolio Manager	2005

4.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Michael Bacevich, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since its inception (June 2005). Mr. Bacevich joined Wellington Management as an investment professional in 2012. Previously, Mr. Bacevich was Managing Director of Hartford Investment Management (2004 to 2012).

Frank Ossino, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since November 2007. Mr. Ossino has been involved in portfolio management and/or securities analysis for the fund since June 2005. Mr. Ossino joined Wellington Management as an investment professional in 2012. Previously, Mr. Ossino was Senior Vice President and Portfolio Manager of Hartford Investment Management (2004 to 2012).

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.650% of the first $500 million, 0.600% of the next $2 billion, 0.590% of the next $2.5 billion, 0.580% of the next $5 billion, and 0.570% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.60% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

7.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of April 23, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD FLOATING RATE HIGH INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Floating Rate High Income Fund (the “Fund”).  Accordingly, as of April 23, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.  The Fund’s current portfolio managers will become employees of Wellington Management and will continue in their current roles as portfolio managers of the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of April 23, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Michael Bacevich	Vice President and Fixed Income Portfolio Manager	2011

Frank Ossino	Vice President and Fixed Income Portfolio Manager	2011

3.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

4.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Michael Bacevich, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since its inception (October 2011). Mr. Bacevich joined Wellington Management as an investment professional in 2012. Previously, Mr. Bacevich was Managing Director of Hartford Investment Management (2004 to 2012).

Frank Ossino, Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since its inception (October 2011). Mr. Ossino joined Wellington Management as an investment professional in 2012. Previously, Mr. Ossino was Senior Vice President and Portfolio Manager of Hartford Investment Management (2004 to 2012).

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.700% of the first $500 million, 0.650% of the next $2 billion, 0.640% of the next $2.5 billion, 0.630% of the next $5 billion, and 0.620% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.70% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD SMALL/MID CAP EQUITY FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Small/Mid Cap Equity Fund (the “Fund”).  Accordingly, as of June 4, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of June 4, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

3.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
David J. Elliott, CFA	Vice President, Co-Director of Quantitative Investments, Director of Quantitative Portfolio Management and Portfolio Manager	2012

4.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio. Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street,

Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Manager.  The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

David J. Elliott, CFA, Vice President, Co-Director of Quantitative Investments, Director of Quantitative Portfolio Management and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.750% of the first $500 million, 0.700% of the next $500 million, 0.650% of the next $2 billion, 0.640% of the next $2 billion, 0.630% of the next $5 billion, and 0.620% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.75% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

7.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the second paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  As of June 4, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

This Supplement should be retained with your Prospectus for future reference.

March 2012

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2010 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2010 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes increasingly more conservative for approximately 15 years after retirement. The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy as selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  After the Fund’s target retirement date, the Fund’s portfolio allocation to fixed income securities and fixed income funds increases.  On or before June 30, 2012, under normal market conditions, Wellington Management adjusts the Fund’s investments to achieve approximately 42% of assets in equity securities and equity funds and approximately 58% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  After its target retirement date (2010), the Fund will gradually reach its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds, approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2015 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2015 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2015, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 49% of assets in equity securities and equity funds and approximately 51% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2015) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2015), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2020 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2020 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 56% of assets in equity securities and equity funds and approximately 44% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2020) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2020), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2025 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2025 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2025, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 63% of assets in equity securities and equity funds and approximately 37% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2025) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2025), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2030 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2030 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 70% of assets in equity securities and equity funds and approximately 30% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2030) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2030), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2035 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2035 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2035, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2035) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2035), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2040 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2040 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2040, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2040) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2040), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2045 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2045 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2045, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2045) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2045), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2050 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2050 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund is designed for investors who plan to retire close to the year 2050, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy.  On or before June 30, 2012, under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  Up until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2050) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2050), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years from the date indicated in the Fund’s name.

3.                                       Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                          Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

4.                                       Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the disclosure is deleted and replaced with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Investment Financial Services, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Rick A. Wurster, CFA, CMT	Vice President and Asset Allocation Portfolio Manager	2012
Stephen A. Gorman, CFA	Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager	2012

5.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Sub-Adviser” in the Prospectus, the disclosure is deleted and replaced with the following:

Wellington Management provides day-to-day management for the Fund’s portfolio.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2012, Wellington Management had investment management authority with respect to approximately $682 billion in assets.

6.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the disclosure is deleted and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Rick A. Wurster, CFA, CMT, Vice President and Asset Allocation Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Wurster joined Wellington Management as an investment professional in 2006.

Stephen A. Gorman, CFA, Vice President, Director, Tactical Asset Allocation, Asset Allocation Strategies Group and Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since 2012. Mr. Gorman joined Wellington Management as an investment professional in 2008. Prior to joining Wellington Management, Mr. Gorman was an investment professional with 2100 Capital Group (2004 to 2008).

7.                                       Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.150% of the first $500 million, 0.100% of the next $500 million, 0.090% of the next $1.5 billion, 0.080% of the next $2.5 billion, 0.070% of the next $2.5 billion, 0.060% of the next $2.5 billion, and 0.050% in excess of $10 billion annually of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2011, the Fund paid the Investment Manager an effective management fee equal to 0.15% of the Fund’s average daily net assets.  A discussion regarding the basis for the Board of Directors’ approval of the investment management agreement of the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2011.  A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement of the Fund will be available in the Fund’s semi-annual report to shareholders for the six-month period ended April 30, 2012.

8.                                       Under the heading “PERFORMANCE NOTES” in the Prospectus, the following is added after the first paragraph:

Performance information represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company.  On or before June 30, 2012, Hartford Investment Management Company no longer serves as the sub-adviser to the Fund.

9.                                       In connection with certain changes to the Fund’s allocation of assets among underlying Hartford Mutual Funds and exchange-traded funds contemplated by Wellington Management, the Fund’s equity benchmark is changed from the S&P 500 Index to the MSCI All Country World Index.  Hartford Investment Financial Services, LLC, the Fund’s investment manager, believes that the MSCI All Country World Index better reflects the Fund’s revised investment strategy.  The MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 45 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

This Supplement should be retained with your Prospectus for future reference.